UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21242

Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 3 (JHP)
September 30, 2010

Shares		Description (1)	Coupon		Ratings (2)	Value
		$25 Par (or similar) Preferred Securities – 65.1% (51.3% of Total Investments)
		Capital Markets – 7.6%
60,600		Ameriprise Financial, Inc.	7.750%		A	$ 1,700,436
135,400		Credit Suisse	7.900%		A3	3,704,544
388,759		Deutsche Bank Capital Funding Trust II	6.550%		BBB	9,547,921
2,100		Deutsche Bank Contingent Capital Trust III	7.600%		BBB	55,818
12,200		Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A3	289,872
		Total Capital Markets				15,298,591
		Commercial Banks – 9.4%
110,170		Banco Santander Finance	10.500%		A-	3,115,608
37,400		BB&T Capital Trust VI	9.600%		A3	1,069,640
21,200		BB&T Capital Trust VII	8.100%		A3	586,604
44,500		Cobank ACB, 144A	7.000%		N/R	2,012,237
16,000		Cobank ACB	11.000%		A	879,000
20,200		Cobank ACB	11.000%		A	1,107,213
1,500,000		HSBC Bank PLC	1.000%		A	896,250
111,802		HSBC Finance Corporation	6.875%		A	2,833,063
25,000		HSBC Holdings PLC, (3)	8.000%		A-	674,500
7,600		Merrill Lynch Capital Trust I	6.450%		Baa3	182,552
2,700,000		National Australia Bank	8.000%		A+	2,906,955
100,278		National City Capital Trust II	6.625%		BBB	2,497,925
		Total Commercial Banks				18,761,547
		Diversified Financial Services – 4.1%
35,700		BAC Capital Trust X	6.250%		Baa3	850,731
36,800		BAC Capital Trust XII	6.875%		Baa3	926,624
52,000		Citigroup Capital XIII	7.875%		Ba1	1,317,583
3,300		Citigroup Capital XVI	6.450%		Ba1	75,966
53,800		Countrywide Capital Trust IV	6.750%		Baa3	1,296,042
116,200		ING Groep N.V.	7.050%		Ba1	2,779,504
3,300		Merrill Lynch Capital Trust II	6.450%		Baa3	79,365
19,600		Merrill Lynch Capital Trust III	7.375%		Baa3	501,564
12,480		National Rural Utilities Cooperative Finance Corporation	5.950%		A3	316,243
		Total Diversified Financial Services				8,143,622
		Diversified Telecommunication Services – 0.4%
28,302		AT&T Inc.	6.375%		A	768,399
281		BellSouth Capital Funding (CORTS)	7.120%		A	7,157
2,379		BellSouth Corporation (CORTS)	7.000%		A	59,624
		Total Diversified Telecommunication Services				835,180
		Electric Utilities – 1.5%
78,100		Entergy Texas Inc.	7.875%		BBB+	2,303,169
24,000		PPL Energy Supply LLC	7.000%		BBB	630,240
		Total Electric Utilities				2,933,409
		Food Products – 0.5%
10,400		Dairy Farmers of America Inc., 144A	7.875%		BBB-	918,776
		Insurance – 17.9%
319,390		Aegon N.V.	6.375%		BBB	7,467,337
75,054		Allianz SE	8.375%		A+	2,045,222
188,583		Arch Capital Group Limited	8.000%		BBB	4,818,296
77,934		Assured Guaranty Municipal Holdings	6.250%		A+	1,832,228
53,677		Delphi Financial Group, Inc.	8.000%		BBB	1,376,815
90,100		Delphi Financial Group, Inc.	7.376%		BB+	2,103,835
108,767		EverestRe Capital Trust II	6.200%		Baa1	2,634,337
167,510		PartnerRe Limited, Series C	6.750%		BBB+	4,241,353
59,843		PLC Capital Trust III	7.500%		BBB	1,509,839
20,500		PLC Capital Trust IV	7.250%		BBB	512,500
4,200		PLC Capital Trust V	6.125%		BBB	100,800
141,063		Protective Life Corporation	7.250%		BBB	3,512,469
63,344		Prudential Financial Inc.	6.750%		A-	1,590,568
71,556		RenaissanceRe Holdings Limited, Series B	7.300%		BBB+	1,803,927
13,300		W. R. Berkley Corporation, Capital Trust II	6.750%		BBB-	334,495
		Total Insurance				35,884,021
		Media – 3.9%
58,700		CBS Corporation	6.750%		BBB-	1,485,110
245,414		Viacom Inc.	6.850%		BBB+	6,437,209
		Total Media				7,922,319
		Multi-Utilities – 2.6%
97,100		Dominion Resources Inc.	8.375%		BBB	2,826,581
88,100		Xcel Energy Inc.	7.600%		BBB	2,428,036
		Total Multi-Utilities				5,254,617
		Oil, Gas & Consumable Fuels – 2.4%
192,700		Nexen Inc.	7.350%		BB+	4,879,164
		Pharmaceuticals – 0.1%
6,500		Bristol-Myers Squibb Company (CORTS)	6.250%		A+	164,775
		Real Estate/Mortgage – 14.7%
108,511		Commomwealth REIT	9.875%		Baa3	2,750,754
48,011		Commomwealth REIT	7.125%		Baa3	1,186,352
56,000		Developers Diversified Realty Corporation, Series G	8.000%		Ba1	1,405,040
21,700		Kimco Realty Corporation, Series F	6.650%		Baa2	529,697
122,736		Kimco Realty Corporation, Series G	7.750%		Baa2	3,144,496
3,620		Kimco Realty Corporation, Series H	6.900%		Baa2	89,523
11,100		Prologis Trust, Series G	6.750%		Baa3	260,295
14,000		Public Storage, Inc., Series H	6.950%		Baa1	352,940
26,299		Public Storage, Inc., Series X	6.450%		Baa1	656,160
77,300		Public Storage, Inc., Series Y, (3)	6.850%		Baa1	1,915,594
107,620		Public Storage, Inc.	6.750%		Baa1	2,733,548
18,200		Realty Income Corporation	6.750%		Baa2	461,188
18,257		Regency Centers Corporation	7.450%		Baa3	459,985
69,809		Regency Centers Corporation	7.250%		Baa3	1,762,677
31,800		United Dominion Realty Trust	6.750%		Baa3	802,314
150,320		Vornado Realty LP	7.875%		BBB	4,016,550
80,367		Wachovia Preferred Funding Corporation	7.250%		A-	2,076,683
209,135		Weingarten Realty Trust	8.100%		BBB	4,912,581
		Total Real Estate/Mortgage				29,516,377
		Total $25 Par (or similar) Preferred Securities (cost $124,488,946)				130,512,398

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Corporate Bonds – 0.3% (0.2% of Total Investments)
		Capital Markets – 0.1%
$ 200		Man Group PLC	5.000%	8/09/17	Baa3	$ 169,796
		Commercial Banks – 0.2%
250		Den Norske Bank	0.875%	2/18/35	Baa1	148,125
250		Den Norske Bank	0.541%	2/24/37	Baa1	146,250
100		LBG Capital I PLC, 144A	7.875%	11/01/20	BB-	99,000
600		Total Commercial Banks				393,375
$ 800		Total Corporate Bonds (cost $546,382)				563,171

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Capital Preferred Securities – 56.3% (44.4% of Total Investments)
		Capital Markets – 0.1%
400		Credit Suisse Guernsey	1.066%	5/15/17	A3	$ 282,500
		Commercial Banks – 27.4%
2,200		Abbey National Capital Trust I	8.963%	6/30/30	A-	2,400,396
1,800		AgFirst Farm Credit Bank	7.300%	12/15/53	A	1,577,862
3,300		Barclays Bank PLC, 144A	7.434%	12/15/17	A-	3,399,000
500		Barclays Bank PLC, 144A	6.860%	6/15/32	A-	477,500
1,000		Barclays Bank PLC	6.278%	12/15/34	A-	895,000
1,800		BB&T Capital Trust IV	6.820%	6/12/37	A3	1,806,750
1,400		BBVA International Unipersonal	5.919%	4/18/17	A-	1,211,832
1,000		BNP Paribas, 144A	7.195%	12/25/37	A	1,000,000
1,410		Credit Agricole, S.A., 144A	8.375%	12/31/49	A-	1,515,750
2,850		Credit Agricole, S.A.	9.750%	12/26/54	A-	3,089,400
1,000		First Empire Capital Trust I	8.234%	2/01/27	Baa2	973,722
8,485		First Union Capital Trust II, Series A	7.950%	11/15/29	A-	9,654,638
500		Fulton Capital Trust I	6.290%	2/01/36	BBB-	406,205
2,700		HBOS Capital Funding LP, 144A	6.071%	6/30/14	Ba2	2,403,000
1,500		HSBC Bank PLC	0.850%	6/11/49	A	900,000
2,000		NB Capital Trust II	7.830%	12/15/26	Baa3	2,067,600
1,900		Nordea Bank AB	8.375%	3/25/15	A-	2,043,450
1,400		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A	1,357,009
3,000		Rabobank Nederland, 144A	11.000%	6/30/19	AA-	3,911,547
7,000		Societe Generale	8.750%	10/07/49	BBB+	7,382,900
1,200		Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	1,168,900
—	(4)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	Ba3	5,289,375
		Total Commercial Banks				54,931,836
		Diversified Financial Services – 3.0%
100		JPMorgan Chase & Company	7.900%	4/30/18	BBB+	107,527
2,000		JPMorgan Chase Capital Trust XX Series T	6.550%	9/29/36	A2	2,034,352
1,500		JPMorgan Chase Capital Trust XXVII	7.000%	11/01/39	A2	1,544,855
2,340		JPMorgan Chase Capital XXV	6.800%	10/01/37	A2	2,385,796
		Total Diversified Financial Services				6,072,530
		Diversified Telecommunication Services – 2.9%
5		Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	5,743,263
		Electric Utilities – 1.3%
500		Dominion Resources Inc.	7.500%	6/30/16	BBB	510,589
2,000		FPL Group Capital Inc.	7.300%	9/01/17	BBB	2,042,744
		Total Electric Utilities				2,553,333
		Insurance – 20.2%
1,300		Allstate Corporation	6.125%	5/15/17	Baa1	1,215,500
1,300		AXA S.A., 144A	6.463%	12/14/18	Baa1	1,140,750
5,000		AXA S.A., 144A	6.379%	12/14/36	Baa1	4,387,500
34		Axis Capital Holdings Limited	7.500%	12/01/15	BBB	3,026,000
1,500		Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	1,230,000
3,125		Glen Meadows Pass Through Trust	6.505%	2/15/17	Ba1	2,500,000
1,850		Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/16	A-	1,813,000
3,000		Lincoln National Corporation	7.000%	5/17/16	BBB	2,850,000
3,200		MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	3,376,000
2,700		National Financial Services Inc.	6.750%	5/15/37	Baa2	2,361,218
400		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	332,965
2,800		Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	2,490,149
1,600		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	1,596,000
2,000		Progressive Corporation	6.700%	6/15/67	A2	1,987,642
1,500		Prudential Financial Inc.	8.875%	6/15/18	BBB+	1,687,500
1,700		Prudential PLC	6.500%	6/29/49	A-	1,631,150
900		Swiss Re Capital I	6.854%	5/25/16	A-	842,531
6,000		XL Capital, Limited	6.500%	10/15/57	BBB-	5,010,000
1,100		ZFS FINANCE USA TRUST II, 144A	6.450%	12/15/65	A	1,056,000
54		ZFS Finance USA Trust V	6.500%	5/09/67	A	50,760
		Total Insurance				40,584,665
		Road & Rail – 1.4%
2,785		Burlington Northern Santa Fe Funding Trust I	6.613%	1/15/26	BBB	2,805,843
		Total Capital Preferred Securities (cost $109,838,626)				112,973,970

Shares		Description (1)				Value
		Investment Companies – 4.1% (3.2% of Total Investments)
172,099		BlackRock Credit Allocation Income Trust II				$ 1,800,156
215,941		Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				3,649,402
157,399		John Hancock Preferred Income Fund III				2,749,761
		Total Investment Companies (cost $10,816,115)				8,199,319

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value
		Short-Term Investments – 1.2% (0.9% of Total Investments)
$ 2,339		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/10, repurchase price $2,339,126, collateralized by $2,190,000 U.S. Treasury Notes, 3.125%, due 1/31/17, value $2,389,838	0.080%	10/01/10		$ 2,339,121
		Total Short-Term Investments (cost $2,339,121)				2,339,121
		Total Investments (cost $248,029,190) – 127.0%				254,587,979
		Borrowings – (27.4)% (5), (6)				(55,000,000)
		Other Assets Less Liabilities – 0.4%				939,518
		Net Assets Applicable to Common Shares – 100%				$ 200,527,497

		Fair Value Measurements
		In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
		Level 1 - Quoted prices in active markets for identical securities.
		Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
		Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Securities*	$ 116,446,788	$ 127,039,580	$ –	$ 243,486,368
Corporate Bonds	–	563,171	–	563,171
Investment Companies	8,199,319	–	–	8,199,319
Short-Term Investments	2,339,121	–	–	2,339,121
Total	$ 126,985,228	$ 127,602,751	$ –	$ 254,587,979

*  Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
				Level 3
				Corporate Bonds
Balance at the beginning of period				$ 2,050,000
Gains (losses):
Net realized gains (losses)				–
Net change in unrealized appreciation (depreciation)				104,455
Net purchases at cost (sales at proceeds)				752,500
Net discounts (premiums)				–
Net transfers in to (out of) at end of period fair value				(2,906,955)
Balance at the end of period				$ –

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments was $248,491,061.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010, were as follows:

Gross unrealized:
Appreciation				$ 13,635,656
Depreciation				(7,538,738)

Net unrealized appreciation (depreciation) of investments				$ 6,096,918

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Principal Amount (000) rounds to less than $1,000.
(5)	Borrowings as a percentage of Total Investments is 21.6%.
(6)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.  As of September 30, 2010, invetments with a value of $142,174,671 have been pledged as collateral for Borrowings.

N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 3

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2010

*                      Print the name and title of each signing officer under his or her signature.